Cover	Sep. 03, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed to amend the Current Report on Form 8-K originally filed on September 9, 2024 (the “Original 8-K”) by Allarity Therapeutics, Inc., a Delaware corporation (the “Company”). The purpose of this Amendment is to correct the effective time of the reverse stock split to 12:01 a.m. (Eastern Time) on September 11, 2024 and file a copy of the Certificate of Correction as Exhibit 3.3 hereto. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original 8-K.
Document Period End Date	Sep. 03, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41160
Entity Registrant Name	ALLARITY THERAPEUTICS, INC.
Entity Central Index Key	0001860657
Entity Tax Identification Number	87-2147982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	24 School Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02108
City Area Code	401
Local Phone Number	426-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false